BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Apr. 30, 2022	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Jul. 31, 2021
Property, Plant and Equipment [Line Items]
Loan borrowings			$ 43,000,000
Acquisition costs				$ 30	$ 30
Subscription price per user	$ 79.99			79.99
Marketing and sales				150,000	150,000
Alternative investment	5,000			$ 5,000	$ 5,000
Collaboration description				By collaborating with Bolis Media, a global media powerhouse with a publishing network reaching over 120 million followers and partnerships that extend its reach to 2.5 billion, we aim to amplify our presence across multiple platforms effectively.
Increase in customer acquisition cost				30.00%
Loans payable current	28,950			$ 28,950
Status of student loan default, description				Student loan default happens after a missed payment period after approximately 270 days (or nine months) past due. Private student loans typically default after three missed payments (typically three months). Still, according to the lender’s terms and conditions, it can happen after one missed payment. Around 9.7% of student loan borrowers default after entering repayment within a couple of years.	Student loan default happens after a missed payment period after approximately 270 days (or nine months) past due. Private student loans typically default after three missed payments (typically three months). Still, according to the lender’s terms and conditions, it can happen after one missed payment. Around 9.7% of student loan borrowers default after entering repayment within a couple of years.
Student loan default status, description				Student loan default generally occurs after a borrower misses payments for about 270 days (nine months) for federal loans, while private student loans may default after three missed payments, depending on the lender’s terms. Around 9.7% of student loan borrowers are expected to default after entering repayment within the first few years, creating an urgent need for innovative tools to help borrowers stay on track with payments and avoid penalties.
Accounts receivable	21,000,000,000			$ 21,000,000,000
Subscription price					$ 79.99
Status of student loan repayment, description					The government offered student loan relief in 2020, which caused forbearance spikes and data suspension from federal agencies. There are 6.42 million federal loan borrowers in school, 1.17 million federal borrowers in the grace period, 460,000 federal loan borrowers in repayment, 3.05 million federal loan borrowers in deferment, and 26.78 million federal loan borrowers with loans in forbearance.
Student Loan [Member]
Property, Plant and Equipment [Line Items]
Loan borrowings				43,000,000	$ 43,000,000
Percentage of debt owed						7.89%
Outstanding loan						$ 131,100,000,000
Debt forgivess per borrowers				10,000	10,000
Debt forgivess				230,000,000,000	230,000,000,000
Student Loan [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Tax deductible interest payment					2,500
Student Debt [Member]
Property, Plant and Equipment [Line Items]
Loan borrowings	$ 43,400,000
Loans payable current				$ 1,750
Percentage of debt owed	92.00%			92.00%
Loans payable current	$ 1,750			$ 1,750
Private Lenders [Member]
Property, Plant and Equipment [Line Items]
Percentage of debt owed	8.00%			8.00%
Parent PLUS Loans [Member]
Property, Plant and Equipment [Line Items]
Loans payable current					104,800,000,000
Outstanding loan	$ 28,778			$ 28,778	28,778
Public and Private Student Debt [Member]
Property, Plant and Equipment [Line Items]
Loan borrowings		$ 43,400,000
Loans payable current		$ 1,750
Public Student Debt [Member]
Property, Plant and Equipment [Line Items]
Percentage of debt owed						92.00%
Graduate [Member]
Property, Plant and Equipment [Line Items]
Loans payable current					28,950
Post Graduate [Member]
Property, Plant and Equipment [Line Items]
Loans payable current					71,000
US Household with Student Debt [Member]
Property, Plant and Equipment [Line Items]
Loans payable current					57,520
Parent Plus Borrowers [Member]
Property, Plant and Equipment [Line Items]
Loans payable current					$ 3,700,000